RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)			1 Months Ended
	Jan. 01, 2022	Jul. 10, 2020	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Mr Convey [Member]
Related Party Transaction [Line Items]
Accounts payable				$ 960,000	$ 960,000
Management fee				$ 60,000
Mr Conway [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Compensation value		$ 20,000	$ 20,000
Amount of initial annual compensation	$ 240,000